FINANCIAL (EXPENSES) INCOME, NET (Tables)	12 Months Ended
Dec. 31, 2016
FINANCIAL (EXPENSES) INCOME, NET [Abstract]
Schedule of Financial (Expenses) Income, Net
	2016	2015	2014
	$	$	$
Financial expenses:

Interest, bank charges and fees	(219)	(211)	(165)
Exchange differences, net	-	(66)	-
Unwind of discount earn out liability	(118)	-	-

Total financial expenses	(337)	(277)	(165)
Financial income:

Exchange differences, net	34	-	32

Total financial income	34	-	32

Total financial expenses, net	(303)	(277)	(133)